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Nelnet Student Loan Funding, LLC
Nelnet Student Loan Trust 2006-2
Quarterly Servicing Report
Quarterly Distribution Date: 10/25/2006
Collection Period Ending: 9/30/2006
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Table of Contents
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                                                                            Page
       I.    Principal Parties to the Transaction                              2

       II.   Explanations, Definitions, Abbreviations                          2

      III.   Deal Parameters                                                   3
                  A.    Student Loan Portfolio Characteristics
                  B.    Notes
                  C.    Reserve Fund
                  D.    Other Fund Balances

       IV.   Transactions for the Time Period                                  4

       V.    Cash Receipts for the Time Period                                 5

       VI.   Payment History and CPRs                                          5

      VII.   Cash Payment Detail and Available Funds for the Time Period       6

      VIII.  Waterfall for Distribution                                        7

       IX.   Currency Swap Payments                                            8

       X.    Distributions                                                     9
                  A.    Distribution Amounts
                  B.    Principal Distribution Amount Reconciliation
                  C.    Additional Principal Paid
                  D.    Reserve Fund Reconciliation
                  E.    Note Balances

       XI.   Portfolio Characteristics                                        10

      XII.   Portfolio Characteristics by School and Program                  10

      XIII.  Servicer Totals                                                  10

      XIV.   Collateral Tables                                                11
             Distribution of the Student Loans by Geographic Location Distribution of the Student Loans by Guarantee Agency
             Distribution of the Student Loans by Number of Months
               Remaining Until Scheduled Maturity
             Distribution of the Student Loans by Borrower Payment Status Distribution of the Student Loans by Range of Principal Balance Distribution of the Student Loans by Number of Days Delinquent Distribution of the Student Loans by Interest Rate
             Distribution of the Student Loans by SAP Interest Rate Index Distribution of the Student Loans by Date of Disbursement

       XV.   Trigger Information                                              13

      XVI.   Interest Rates for Next Distribution Date                        13

      XVII.  Items to Note                                                    13

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

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I.  Principal Parties to the Transaction
--------------------------------------------------------------------------------

Issuer             Nelnet Student Loan Trust 2006-2

Sponsor            Nelnet, Inc.

Depositor          Nelnet Student Loan Funding, LLC

Master Servicer    National Education Loan Network, Inc. ("NELN")
                   Arranges for and oversees the performance of the Subservicer with respect to the trust's student loans. If the Master
                   Servicer breaches any covenant under the master servicing agreement with respect to a trust's student loan, generally it has to cure the breach, purchase that student loan or reimburse the trust for losses resulting from the breach.
                   The Master Servicer is paid a monthly servicing fee and is also entitled to receive a carry-over servicing fee for the performance of these services.

Subservicer        Nelnet, Inc.

Administrator      National Education Loan Network, Inc. ("NELN")
                   On each monthly servicing payment date and on each quarterly distribution date, directs the Indenture Trustee to make the required distributions from the funds established under the indenture. In addition, prepares, based on periodic data received from the Subservicer, and provides quarterly and annual distribution statements to the Eligible Lender
                   Trustee and the Indenture Trustee and any related federal income tax reporting. The Administrator is compensated quarterly for the performance of these services.

Eligible Lender
  Trustee          Zions First National Bank

Indenture Trustee  Zions First National Bank
                   Acts for the benefit of and to protect the interests of the noteholders and acts as paying agent for the notes. Also acts on behalf of the noteholders and represents their interests in the exercise of their rights under the indenture. The Indenture Trustee is compensated quarterly for these services.

Delaware Trustee   Wells Fargo Delaware Trust Company
                   Nelnet Student Loan Trust 2006-2 is a Delaware statutory trust formed by Nelnet Student Loan Funding, LLC pursuant to a trust agreement by and between Nelnet Student Loan
                   Funding, LLC, as Depositor and initial certificateholder, and Wells Fargo Delaware Trust Company, as Delaware Trustee.
                   The trust was created for the purpose of facilitating the financing of student loans and other financial assets, and to engage in activity in connection therewith. The Delaware
                   Trustee receives an annual fee and will continue to do so for the life of this trust.

Remarketing Agents J.P. Morgan Securities Inc.
                   Morgan Stanley & Co. Incorporated
                   On the remarketing terms determination date, which is at least 12 business days before each reset date, the Remarketing Agents, in consultation with the Administrator, will determine the proposed terms of the remarketing. They will also attempt, on a reasonable efforts basis, to remarket the tendered reset rate notes of the applicable class at a price equal to 100% of the aggregate principal amount so tendered. The Remarketing Agents receive compensation for performance of these services when they occur.

Currency Swap
  Provider         Deutsche Bank AG, acting through its New York Branch

London Paying
  Agent            HSBC Bank plc


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II.  Explanations / Definitions / Abbreviations
--------------------------------------------------------------------------------

Cash Flows         During any given collection period, monies flow into the
                   collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under "Principal Parties", above, along with principal and interest payments). Any resultant amount (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

Record Date        With respect to a quarterly distribution date, the close of business on the day preceding such quarterly distribution date.

Claim Write-Offs   Amounts not reimbursed by the government guarantees of the
                   Higher Education Act.

CPR Constant Prepayment Rate -- the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

Principal
  Shortfall        Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of 'principal distribution amount' on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the 'principal distribution amount' is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated
                   (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts is attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

Parity Ratio       Represents the comparison between the trust's assets and
                   liabilities. Generally, when the Parity Ratio equals or exceeds 100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

Total Note Factor/
Note Pool Factor   Represents what portion of the original debt remains
                   (aggregate basis/tranche basis).
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

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III.  DEAL PARAMETERS
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------------------------------------------------------------------------------------------------------------------------------------
A. STUDENT LOAN PORTFOLIO CHARACTERISTICS                                            4/30/2006         ACTIVITY        9/30/2006
------------------------------------------------------------------------------------------------------------------------------------
i.   Portfolio Principal Balance                                                $1,014,933,079.21 $902,054,796.03 $1,916,987,875.24
ii.  Interest to be Capitalized                                                      3,436,359.37                      8,306,675.93
iii. Moneys on deposit in the Prefunding Account of the Acquisition Fund           999,754,582.00                     55,667,410.88
                                                                               ------------------                 -----------------
iv.  POOL BALANCE  (III-A(i-iii) + CAPITALIZED INTEREST FUND)                  $ 2,037,124,020.58                 $1,986,961,962.05
                                                                               ==================                 ================
v.   ADJUSTED POOL BALANCE (POOL BALANCE + SPECIFIED RESERVE FUND BALANCE)     $ 2,042,216,830.58                 $1,991,929,366.96
                                                                               ==================                 =================
vi.  Other Accrued Interest                                                    $     2,683,169.52                 $    5,837,038.50
vii. Weighted Average Coupon (WAC)                                                         4.181%                            4.560%
viii.Weighted Average Remaining Months to Maturity (WARM)                                  264.61                            263.09
ix.  Number of Loans                                                                       66,428                           127,546
x.   Number of Borrowers                                                                   39,149                            74,895
xi.  Average Borrower Indebtedness                                                      25,924.88                         25,595.67
xii. Portfolio Yield ((Trust Income - Trust Expenses) / (Student Loans + Cash))               N/A                           0.4113%

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                                                         COUPON
B.     NOTES             CUSIP         ISIN       SPREAD   RATE           5/18/2006     % *    INTEREST DUE     10/25/2006     % *
------------------------------------------------------------------------------------------------------------------------------------
i.   Class A-1 Notes  640315 AA 5 US 640315 AA 50 -0.03% 5.22597%    $ 149,000,000.00  7.27%   $3,460,752.97  $121,513,576.24  6.01%
ii.  Class A-2 Notes  640315 AB 3 US 640315 AB 34 -0.01% 5.24597%    $ 352,000,000.00 17.17%   $8,207,027.84  $352,000,000.00 17.40%
iii. Class A-3 Notes  640315 AC 1 US 640315 AC 17  0.04% 5.29597%    $ 191,000,000.00  9.32%   $4,495,689.24  $191,000,000.00  9.44%
iv.  Class A-4 Notes  640315 AD 9 US 640315 AD 99  0.08% 5.33597%    $ 386,500,000.00 18.85%   $9,166,009.83  $386,500,000.00 19.11%
v.   Class A-5 Notes  640315 AE 7 US 640315 AE 72  0.10% 5.35597%    $ 345,000,000.00 16.83%   $8,212,486.95  $345,000,000.00 17.06%
vi.  Class A-6 Notes  640315 AF 4 US 640315 AF 48  0.12% 5.37597%    $ 115,000,000.00  5.61%   $2,747,718.00  $115,000,000.00  5.69%
vii. Class A-7 Notes*     N/A     XS 025456 22 09  0.10%   3.117%(euro)352,665,000.00 21.95%(e) 4,885,585.80(e)352,665,000.00 22.25%
viii.Class B Notes    640315 AH 0 US 640315 AH 04  0.20% 5.45597%    $  61,500,000.00  3.00%   $1,491,298.74  $ 61,500,000.00  3.04%
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                                                                                     100.00%                                 100.00%
                                                                                     =======                                 =======

LIBOR RATE FOR ACCRUAL PERIOD:        5.25597%    COLLECTION PERIOD:                            RECORD DATE       10/24/2006
EURIBOR RATE FOR ACCRUAL PERIOD:        3.017%    FIRST DATE IN COLLECTION PERIOD  5/1/2006     DISTRIBUTION DATE 10/25/2006
FIRST DATE IN ACCRUAL PERIOD         5/18/2006    FIRST DATE FUNDS ARE ACTIVE      5/1/2006
LAST DATE IN ACCRUAL PERIOD         10/24/2006    LAST DATE IN COLLECTION PERIOD  9/30/2006
DAYS IN ACCRUAL PERIOD                     160
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 * THE CLASS A-7 NOTES ARE EURO-DENOMINATED RESET RATE NOTES. THE % OF TRANCHE : TOTAL LISTED FOR THE EURO SERIES IS BASED
ON THE CONVERSION TO USD USING AN EXCHANGE RATE OF $1.2759984688 = (EURO)1.00.

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C. RESERVE FUND                                                                 5/18/2006                    9/30/2006
------------------------------------------------------------------------------------------------------------------------------------
i.   Required Reserve Fund Balance                                                   0.25%                        0.25%
ii.  Specified Reserve Fund Balance                                         $ 5,092,810.00               $ 4,967,404.91
iii. Reserve Fund Floor Balance                                             $ 3,055,686.03               $ 3,055,686.03
iv.  Reserve Fund Balance after Distribution Date                           $ 5,092,810.00               $ 4,967,404.91

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D. OTHER FUND BALANCES (AFTER THE EFFECT OF DISTRIBUTIONS)                     5/18/2006                     9/30/2006
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i.   Collection Fund *                                                  $           100.00              $ 79,913,927.05
ii.  Acquisition Fund (includes Prefunding Account and Cost of
       Issuance Account)                                                $ 1,000,754,582.00              $ 55,667,410.88
iii. Capitalized Interest Fund                                          $    19,000,000.00              $  6,000,000.00
iv.  Remarketing Fee Fund                                               $                -              $             -
v.   Supplemental Interest Fund                                         $                -              $             -
vi.  Accumulation Fund                                                  $                -              $             -
(*FOR FURTHER INFORMATION REGARDING FUND DETAIL, SEE SECTION VII - P, "COLLECTION FUND RECONCILIATION".)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL FUND BALANCES                                                     $ 1,024,847,492.00             $ 146,548,742.84
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

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IV.  TRANSACTIONS FOR THE TIME PERI0D 5/01/2006 - 09/30/2006
-----------------------------------------------------------------------------------------------------------
     A.     STUDENT LOAN PRINCIPAL COLLECTION ACTIVITY
            i.           Regular Principal Collections                                     $  14,684,791.49
            ii.          Principal Collections from Guarantor                                  2,179,708.80
            iii.         Principal Repurchases/Reimbursements by Servicer                                 -
            iv.          Principal Repurchases/Reimbursements by Seller                                   -
            v.           Paydown due to Loan Consolidation                                    40,284,300.88
            vi.          Principal Write-Offs Reimbursed to the Trust                              4,252.46
            vii.         Other System Adjustments                                                341,291.95
                                                                                           -----------------
            viii.        TOTAL PRINCIPAL COLLECTIONS                                       $  57,494,345.58

     B.     STUDENT LOAN NON-CASH PRINCIPAL ACTIVITY
            i.           Principal Realized Losses - Claim Write-Offs                      $              -
            ii.          Principal Realized Losses - Other                                                -
            iii.         Other Adjustments                                                                -
            iv.          Capitalized Interest                                                 (5,089,489.16)
                                                                                           -----------------
            v.           TOTAL NON-CASH PRINCIPAL ACTIVITY                                 $  (5,089,489.16)

     C.     STUDENT LOAN PRINCIPAL ADDITIONS
            i.           New Loan Additions                                                $(931,861,131.46)
            ii.          Add-On Consolidation Loan Additions                                 (22,598,520.99)
                                                                                           -----------------
            iii.         TOTAL PRINCIPAL ADDITIONS                                         $(954,459,652.45)

            ------------------------------------------------------------------------------------------------
     D.     TOTAL STUDENT LOAN PRINCIPAL ACTIVITY  (Aviii + Bv + Ciii)                     $(902,054,796.03)
            ------------------------------------------------------------------------------------------------

     E.     STUDENT LOAN INTEREST ACTIVITY
            i.           Regular Interest Collections                                      $  14,650,304.34
            ii.          Interest Collections from Guarantor                                      47,287.65
            iii.         Late Fees & Other                                                        90,999.69
            iv.          Interest Repurchases/Reimbursements by Servicer                                  -
            v.           Interest Repurchases/Reimbursements by Seller                                    -
            vi.          Interest due to Loan Consolidation                                      355,111.21
            vii.         Interest Write-Offs Reimbursed to the Trust                                      -
            viii.        Other System Adjustments                                                 72,290.81
            ix.          Special Allowance Payments                                            6,136,784.45
            x.           Interest Benefit Payments                                               642,451.46
                                                                                           -----------------
            xi.          TOTAL INTEREST COLLECTIONS                                        $  21,995,229.61

    F.      STUDENT LOAN NON-CASH INTEREST ACTIVITY
            i.           Interest Losses - Claim Write-offs                                $      16,299.15
            ii.          Interest Losses - Other                                                    (351.08)
            iii.         Other Adjustments                                                                -
            iv.          Capitalized Interest                                                  5,089,489.16
                                                                                           -----------------
            v.           TOTAL NON-CASH INTEREST ADJUSTMENTS                               $   5,105,437.23

    G.      STUDENT LOAN INTEREST ADDITIONS
            i.           New Loan Additions                                                $  (4,340,096.34)
            ii.          Add-On Consolidation Loan Additions                                              -
                                                                                           -----------------
            iii.         TOTAL INTEREST ADDITIONS                                          $  (4,340,096.34)

            ------------------------------------------------------------------------------------------------
    H.      TOTAL STUDENT LOAN INTEREST ACTIVITY (Exi + Fv + Giii)                         $  22,760,570.50
            ------------------------------------------------------------------------------------------------

    I.      DEFAULTS PAID THIS QUARTER  (Aii + Eii)                                        $   2,226,996.45
    J.      CUMULATIVE DEFAULTS PAID TO DATE                                               $   2,226,996.45

    K.      Interest Capitalized into Principal During Collection Period (Biv)             $  (5,089,489.16)
    L.      Collection Period Accrual - Interest to be Capitalized (III - Aii   9/30/2006     (8,306,675.93)
                                                                                4/30/2006      3,436,359.37
                                                                                           -----------------
            Increase/Decrease between interest to be
              capitalized as of 04/30/2006 and 09/30/2006                                  $  (9,959,805.72)

--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
V.  CASH RECEIPTS FOR THE TIME PERI0D  5/01/2006 - 09/30/2006
--------------------------------------------------------------------------------------------------------------------------------

    A.      PRINCIPAL COLLECTIONS
            i.           Principal Payments Received - Cash                                $  17,210,044.70
            ii.          Principal Received from Loans Consolidated                           40,284,300.88
            iii.         Principal Payments Received - Servicer Repurchases/Reimbursements                -
            iv.          Principal Payments Received - Seller Repurchases/Reimbursements                  -
                                                                                           -----------------
            v.           TOTAL PRINCIPAL COLLECTIONS                                       $  57,494,345.58

    B.      INTEREST COLLECTIONS
            i.           Interest Payments Received - Cash                                 $  14,769,882.80
            ii.          Interest Received from Loans Consolidated                               355,111.21
            iii.         Interest Payments Received - Special Allowance and
                           Interest Benefit Payments                                           6,779,235.91
            iv.          Interest Payments Received - Servicer
                           Repurchases/Reimbursements                                                     -
            v.           Interest Payments Received - Seller Repurchases/Reimbursements                   -
            vi.          Late Fees & Other                                                        90,999.69
                                                                                           -----------------
            vii.         TOTAL INTEREST COLLECTIONS                                        $  21,995,229.61

    C.      OTHER REIMBURSEMENTS                                                           $      68,037.44

    D.      INVESTMENT EARNINGS
            i.           Collection Fund Investment Income                                 $      27,020.60
            ii.          Reserve Fund Investment Income                                                   -
            iii.         Acquisition Fund Investment Income (includes Prefunding
                           and COI Accounts                                                    8,087,886.80
            iv.          Capitalized Interest Fund Investment Income                             180,076.46
            v.           Remarketing Fund Investment Income                                               -
            vi.          Supplemental Interest Fund Investment Income                                     -
            vii.         Accumulation Fund Investment Income                                              -
                                                                                           -----------------
            viii.        TOTAL INVESTMENT INCOME                                           $   8,294,983.86

            ------------------------------------------------------------------------------------------------
    E.      TOTAL CASH RECEIPTS DURING COLLECTION PERIOD                                   $  87,852,596.49
            ------------------------------------------------------------------------------------------------

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VI.  PAYMENT HISTORY AND CPRS
--------------------------------------------------------------------------------

    DISTRIBUTION        ADJUSTED    CURRENT QUARTER   CUMULATIVE     PREPAYMENT
        DATE          POOL BALANCE       CPR             CPR           VOLUME
--------------------------------------------------------------------------------
     10/25/2006    $1,991,929,366.96    8.420%          8.420%       $52,780,056
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
VII.  CASH PAYMENT DETAIL AND AVAILABLE FUNDS FOR THE TIME PERIOD 05/01/2006 - 09/30/2006
--------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------
    FUNDS PREVIOUSLY REMITTED:  COLLECTION FUND
    ----------------------------------------------------------------------------------------------

    A.      Servicing Fees                                                      $    2,506,754.72

    B.      Trustee Fees                                                        $               -

    C.      Delaware Trustee Fees                                               $        2,500.00

    D.      Remarketing Fee Fund - Quarterly Funding Amount                     $               -

    E.      Administration Fees                                                 $               -

    F.      Interest Payments on Notes                                          $               -

    G.      Derivative Payments                                                 $               -

    H.      Unpaid Interest Accrued to Depositor                                $               -

    I.      Principal Payments on Notes                                         $               -

    J.      Consolidation Loan Rebate Fees                                      $    5,429,514.72

    K.      Add-On Consolidation Loan Purchases   Principal         Interest
                                              $               - $             - $               -


    ----------------------------------------------------------------------------------------------
    FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND
    ----------------------------------------------------------------------------------------------
                                                  Principal         Interest
    L.      New Loan Purchases
                                             $1,014,933,079.21 $  6,119,528.79 $1,021,052,608.00

    ----------------------------------------------------------------------------------------------
    FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND - PREFUNDING ACCOUNT
    ----------------------------------------------------------------------------------------------
                                                  Principal         Interest
    M.      New Loan Purchases
                                              $ 931,861,131.46  $ 4,340,096.34 $  936,201,227.80

                                                  Principal         Interest
    N.      Add-On Consol Loan Purchases
                                              $  20,950,685.74  $            - $   20,950,685.74

    ----------------------------------------------------------------------------------------------
    FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND - COST OF ISSUANCE ACCOUNT
    ----------------------------------------------------------------------------------------------

    O.      Cost of Issuance Disbursements                                      $      935,257.58

    ----------------------------------------------------------------------------------------------
    P.      COLLECTION FUND RECONCILIATION
    ----------------------------------------------------------------------------------------------
            i.       Beginning Balance:              5/18/2006                  $          100.00
            ii.      Principal Paid During Collection Period  ( I )                             -
            iii.     Interest Paid During Collection Period  (F)                                -
            iv.      Deposits During Collection Period  (V - A-v + B-vii +C)        79,557,612.63
            v.       Payments out During Collection Period (A +B +C +D +E
                       +G +H +J +K)                                                 (7,938,769.44)
            vi.      Total Investment Income Received for Quarter (V - D-viii)       8,294,983.86
            vii.     Funds transferred from Prefunding Account
                       (Prefunding Period ends 04/30/2007)
            viii.    Funds transferred from the Remarketing Fee Fund
                       (Initial Reset Date April 2016)
            ix.      Consolidation Rebate Fees Due for the Month                    (1,691,173.86)
            x.       FUNDS AVAILABLE FOR DISTRIBUTION                           $   78,222,753.19

    ----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION
----------------------------------------------------------------------------------------------------------------------
                                                                                                       Remaining
                                                                                                     Funds Balance
                                                                                                    ----------------
    A.      Total Available Funds for Distribution (VII - P-x)                  $   78,222,753.19     $ 78,222,753.19

    B.      To pay to the Master Servicer, the Trustee and the Delaware
            Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

                Servicing Fee (to the extent remaining unpaid following
                the Monthly Servicing Payment Dates) - Current Month            $      800,668.49     $ 77,422,084.70
                Trustee Fee - Current Quarter                                   $       89,981.22     $ 77,332,103.48
                Delaware Trustee Fee - Current Year                             $               -     $ 77,332,103.48

            respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Quarterly Distribution Dates (and, in the case of the Servicing Fees, prior Monthly Servicing
            Payment Dates);

    C.      To deposit to the Remarketing Fee Fund, the Quarterly Funding
            Amount due on such Quarterly Distribution Date;                     $               -     $ 77,332,103.48

    D.      To pay to the Administrator, the Administration Fee due on
            such Quarterly Distribution Date - Current Quarter                  $    1,507,761.24     $ 75,824,342.24
            and all unpaid Administration Fees from prior Quarterly
            Distribution Dates;                                                 $               -     $ 75,824,342.24

    E.      To (A) pay to the Class A Noteholders of each Class, the portion of the Class A Noteholders' Interest Distribution Amount
            payable to such Class on such Quarterly Distribution Date
            (other than to the Noteholders of any Class of the Reset Rate
            Notes if a Currency Swap Agreement with respect to interest payments to be made to the Noteholders of any Class of the
            Reset Rate Notes is then in effect)
            i.       Class A-1                                                  $    3,460,752.97     $ 72,363,589.27
            ii.      Class A-2                                                  $    8,207,027.84     $ 64,156,561.43
            iii.     Class A-3                                                  $    4,495,689.24     $ 59,660,872.19
            iv.      Class A-4                                                  $    9,166,009.83     $ 50,494,862.36
            v.       Class A-5                                                  $    8,212,486.95     $ 42,282,375.41
            vi.      Class A-6                                                  $    2,747,718.00     $ 39,534,657.41
            vii.     Class A-7                                                  $               -     $ 39,534,657.41
                                                                                -----------------
            viii.    Total Class A Noteholders' LIBOR-based Interest
                       Distribution                                             $   36,289,684.83

            and (B) to pay the Counterparty under a Derivative
            Product (including any Currency Swap Agreement with
            respect to any Class of the Reset Rate Notes), any
            Issuer Derivative Payments owed to such Counterparty
            on such Quarterly Distribution Date (excluding
            Termination Payments other than Priority Termination
            Payments), pro rata, based on amounts owed to each
            such party, without preference or priority of any
            kind;                                                               $   10,682,340.00     $ 28,852,317.41

    F.      To pay to the Class B Noteholders, the portion of the
            Class B Noteholders' Interest Distribution Amount
            payable on such Quarterly Distribution Date, pro rata,
            based on amounts owed to each such party,
            without preference or priority of any kind;                         $    1,491,298.74     $ 27,361,018.67

    G.      To the Depositor, an amount equal to the unpaid interest
            accrued on the Financed Eligible Loans subsequent to
            the Cutoff Date but prior to the Date of Issuance,
            until such amount has been paid in full;                                                  $ 27,361,018.67

    H.      To the Class A Noteholders, the Class A Principal
            Distribution Amount in the following order:
            i.     to pay to the Class A-1 Noteholders until
                     the Class A-1 Notes have been paid in full;                $   27,361,018.67     $             -
            ii.    to pay to the Class A-2 Noteholders until
                     the Class A-2 Notes have been paid in full;                $               -     $             -
            iii.   to pay to the Class A-3 Noteholders until
                     the Class A-3 Notes have been paid in full;                $               -     $             -
            iv.    to pay to the Class A-4 Noteholders until
                     the Class A-4 Notes have been paid in full;                $               -     $             -
            v.     to pay to the Class A-5 Noteholders until
                     the Class A-5 Notes have been paid in full;                $               -     $             -
            vi.    to pay to the Class A-6 Noteholders until
                     the Class A-6 Notes have been paid in full; *              $               -     $             -
            vii.   to pay to the Class A-7 Noteholders until
                     the Class A-7 Notes have been paid in full; *              $               -     $             -
                                                                                -----------------
            viii.  Total Class A Noteholders' Principal Distribution            $   27,361,018.67

            *PROVIDED, HOWEVER, (I) IF THE CLASS OF NOTES IS THEN
            DENOMINATED IN U.S. DOLLARS AND IS THEN STRUCTURED NOT
            TO RECEIVE A PAYMENT OF PRINCIPAL UNTIL THE END OF THE
            RELATED RESET PERIOD, PRINCIPAL PAYMENTS WILL BE
            ALLOCATED TO THE APPLICABLE ACCUMULATION ACCOUNT,
            UNTIL AMOUNTS ON DEPOSIT THEREIN ARE SUFFICIENT TO
            REDUCE THE OUTSTANDING AMOUNT OF THAT CLASS OF NOTES
            TO ZERO, AND (II) IF THE CLASS OF NOTES IS IN A
            FOREIGN EXCHANGE MODE, SUCH PRINCIPAL PAYMENTS EITHER
            (X) WILL BE MADE TO THE RELATED CURRENCY SWAP
            COUNTERPARTY OR COUNTERPARTIES OR (Y) IF THE CLASS OF
            NOTES IS THEN STRUCTURED NOT TO RECEIVE A PAYMENT OF
            PRINCIPAL UNTIL THE END OF THE RELATED RESET PERIOD,
            SUCH PAYMENTS WILL BE ALLOCATED TO THE APPLICABLE
            ACCUMULATION ACCOUNT, UNTIL THE U.S. DOLLAR EQUIVALENT
            PRINCIPAL AMOUNT OF SUCH CLASS OF NOTES HAS BEEN
            DISTRIBUTED TO THE RELATED CURRENCY SWAP COUNTERPARTY
            OR COUNTERPARTIES OR ALLOCATED TO THE APPLICABLE
            ACCUMULATION ACCOUNT; AND PROVIDED FURTHER THAT FOR
            PURPOSES OF THESE CLAUSES (H-vi AND H-vii), THE
            OUTSTANDING AMOUNT OF THE RESPECTIVE CLASS OF NOTES
            WILL BE DEEMED TO HAVE BEEN REDUCED BY ANY AMOUNTS
            (LESS ANY INVESTMENT EARNINGS) ON DEPOSIT IN THE
            APPLICABLE ACCUMULATION ACCOUNT.

    I.      To deposit to the Supplemental Interest Fund, an amount
            equal to the Supplemental Interest Deposit Amount;                  $               -     $             -

    J.      On and after the Stepdown Date, and provided that no
            Trigger Event is in effect on such Quarterly Distribution
            Date, to the Class B Noteholders, the Class B Principal
             Distribution Amount; (see Section XV - A for further detail)       $               -     $             -

    K.      To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the
            Specified Reserve Fund Balance;                                     $               -     $             -

    L.      To pay to the Master Servicer, the aggregate unpaid amount
            of any Carryover Servicing Fee, if any;                             $               -     $             -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

    M.      To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination
            Payments due to each such Counterparty under the applicable
            Derivative Product;                                                 $               -     $             -

    N.      To the Administrator to reimburse it for any payments made by it to the Remarketing Agents pursuant to the Remarketing
            Agreement;                                                          $               -     $             -

    O.      In the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the
            Class A-1 Notes, the Class A-2 Notes, the Class A-3 Notes, the
            Class A-4 Notes, the Class A-5 Notes, the Class A-6 Notes,
            the Class A-7 Notes and the Class B Notes then Outstanding, to the Noteholders in the same order and priority as is set forth in VIII-H and-J above, until the principal amount of the Notes is paid in full;
            i.           Class A-1                                              $               -     $             -
            ii.          Class A-2                                              $               -     $             -
            iii.         Class A-3                                              $               -     $             -
            iv.          Class A-4                                              $               -     $             -
            v.           Class A-5                                              $               -     $             -
            vi.          Class A-6                                              $               -     $             -
            vii.         Class A-7                                              $               -     $             -
            viii.        Class B                                                $               -     $             -

    P.      And, subject to remaining provisions, to pay to the Depositor
            any remaining funds.                                                $               -     $             -


------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
IX.  CURRENCY SWAP PAYMENTS
----------------------------------------------------------------------------

                                                      ----------------------
                                                       A-7 SWAP CALCULATION
                                                      ----------------------
    A.      NELNET STUDENT LOAN TRUST PAYS:
            i.   Notional Swap Amount (USD)                $ 450,000,000.00
            ii.   LIBOR Floating Rate                              5.25597%
            iii.  LIBOR Spread                                     0.08520%
                                                                   --------
            iv.  Pay Rate                                          5.34117%
            v.   Days in Period
                 05/18/06 - 10/24/06                                    160
                                                           ----------------
            vi.  Gross Swap Payment Due to Counterparty   $   10,682,340.00
                                                           ----------------

    B.      DEUTSCHE BANK AG, NY PAYS:
            i.   Notional Swap Amount (EUR)          (euro) 352,665,000.00
            ii.  EURIBOR Floating Rate                              3.017%
            iii. EURIBOR Spread                                     0.100%
                                                                    ------
            iv.  Pay Rate                                           3.117%
            v.   Days in Period
                 05/18/06 - 10/24/06                                   160
                                                       --------------------
            vi. Gross Swap Receipt Due to Paying Agent (euro) 4,885,585.80
                                                       --------------------

----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
X.  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
A. DISTRIBUTION
   AMOUNTS        CLASS A-1    CLASS A-2     CLASS A-3     CLASS A-4      CLASS A-5     CLASS A-6       CLASS A-7       CLASS B
------------------------------------------------------------------------------------------------------------------------------------
i.  Quarterly
    Interest
    Due       $ 3,460,752.97 $8,207,027.84 $4,495,689.24 $9,166,009.83 $8,212,486.95 $2,747,718.00 (euro)4,885,585.80 $ 1,491,298.74
ii. Quarterly
    Interest
    Paid        3,460,752.97  8,207,027.84  4,495,689.24  9,166,009.83  8,212,486.95  2,747,718.00       4,885,585.80   1,491,298.74
               ---------------------------------------------------------------------------------------------------------------------
iii.INTEREST
    SHORTFALL$             - $           - $           - $           - $           - $           - (euro)           - $            -

iv. Quarterly
    Principal
    Paid      $27,486,423.76 $           - $           - $           - $           - $           - (euro)           - $            -

v.  TOTAL
    DISTRIB-
    UTION
    AMOUNT    $30,947,176.73 $8,207,027.84 $4,495,689.24 $9,166,009.83 $8,212,486.95 $2,747,718.00 (euro)4,885,585.80 $ 1,491,298.74
------------------------------------------------------------------------------------------------------------------------------------

B.
----------------------------------------------------------------------
PRINCIPAL DISTRIBUTION AMOUNT RECONCILIATION
----------------------------------------------------------------------
i.     Aggregate Outstanding Amount of
       Notes as of                    5/18/2006     $ 2,050,000,000.00

ii.    Adjusted Pool Balance as of    9/30/2006       1,991,929,366.96
                                                    ------------------
iii.   Excess                                       $    58,070,633.04
iv.    Principal Shortfall for preceding
       Distribution Date                                             -
v.     Amount Due on a Note Final Maturity Date                      -
                                                    ------------------
vi.    Total Principal Distribution Amount as
       defined by indenture                         $    58,070,633.04
vii.   Actual Principal Distribution Amount based
       on funds held in Collection Fund                  27,361,018.67
                                                    ------------------
viii.  Principal Distribution Amount Shortfall      $    30,709,614.37
ix.    SENIOR NOTEHOLDERS' PRINCIPAL DISTRIBUTION
       AMOUNT                                       $    27,361,018.67

PRINCIPAL DISTRIBUTION FROM RESERVE FUND
 EXCESS (D-v)                                       $       125,405.09
                                                    ------------------
TOTAL PRINCIPAL DISTRIBUTION AMOUNT PAID            $    27,486,423.76
                                                    ==================

----------------------------------------------------------------------


----------------------------------------------------------------------
C.  ADDITIONAL PRINCIPAL PAID
----------------------------------------------------------------------
i.   Notes Outstanding Principal Balance
     Outstanding Principal Balance of LIBOR Notes   $ 1,600,000,000.00
     Outstanding Principal Balance of EURIBOR
     Notes (A-7 Notes x 1.2759984688)                   450,000,000.00
ii.  Less: Principal Distribution Amount                (27,486,423.76)
                                                    ------------------
iii. Basis for Parity Calculation    10/25/2006     $ 2,022,513,576.24
                                                    ==================
iv.  Adjusted Pool Balance
     Student Loan Principal Balance                 $ 1,916,987,875.24
     Interest Expected to be Capitalized                  8,306,675.93
     Acquisition Fund Balance (includes Prefunding
     Account)                                            55,667,410.88
     Reserve Fund Balance                                 4,967,404.91
     Capitalized Interest Fund Balance                    6,000,000.00
v.   Other Accrued Interest                               5,837,038.50
vi.  September Consolidation Redisclosures funded in     (1,647,835.25)
                                                    -------------------
vii. Total Assets for Parity Ratio    9/30/2006     $ 1,996,118,570.21
                                                    ===================

viii. Parity %                                                   98.69%*

APPLY EXCESS RESERVE TO UNPAID PRINCIPAL OF NOTES                 YES

------------------------------------------------------------------------
* THE ABOVE PARITY IS CALCULATED ON A CASH BASIS. PARITY CALCULATED ON AN ACCRUAL BASIS IS 99.57%, WHICH INCLUDES SAP AND GOVERNMENT
  INTEREST INCOME ACCRUALS.

----------------------------------------------------------------------
D.  RESERVE FUND RECONCILIATION
----------------------------------------------------------------------
i.  Beginning of Period Balance     5/18/2006       $     5,092,810.00
ii. Amounts, if any, necessary to reinstate the
    balance (VIII - K)                                               -
                                                    ------------------
iii.Total Reserve Fund Balance Available            $     5,092,810.00
iv. Required Reserve Fund Balance                         4,967,404.91
                                                    ------------------
v.  Excess Reserve - Apply to Unpaid Principal      $       125,405.09
vi. Ending Reserve Fund Balance                     $     4,967,404.91

------------------------------------------------------------------------


-------------------------------------------------------------------------
E.  NOTE BALANCES              5/18/2006    PAYDOWN FACTORS   10/25/2006
------------------------------------------------------------------------
i.   Total Note Factor        1.0000000000   0.0134080116    0.9865919884

ii.  A-1 Note Balance      $149,000,000.00                $121,513,576.24
     A-1 Note Pool Factor     1.0000000000   0.1844726427    0.8155273573

iii. A-2 Note Balance      $352,000,000.00                $352,000,000.00
     A-2 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

iv.  A-3 Note Balance      $191,000,000.00                $191,000,000.00
     A-3 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

v.   A-4 Note Balance      $386,500,000.00                $386,500,000.00
     A-4 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

vi.  A-5 Note Balance      $345,000,000.00                $345,000,000.00
     A-5 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

vii. A-6 Note Balance      $115,000,000.00                $115,000,000.00
     A-6 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

viii.A-7 Note Balance (euro)352,665,000.00           (euro)352,665,000.00
     A-7 Note Pool Factor     1.0000000000   0.0000000000    1.0000000000

ix.  B Note Balance        $ 61,500,000.00                $ 61,500,000.00
     B Note Pool Factor       1.0000000000   0.0000000000    1.0000000000

-----------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
XI.    PORTFOLIO CHARACTERISTICS
------------------------------------------------------------------------------------------------------------------------------------

                      --------------------- -------------------- --------------------- ------------------------ --------------------
                               WAC              NUMBER OF LOANS          WARM                PRINCIPAL AMOUNT            %
------------------------------------------ --------------------- --------------------- ------------------------ --------------------
STATUS               4/30/2006   9/30/2006  4/30/2006  9/30/2006 4/30/2006 9/30/2006     4/30/2006   9/30/2006  4/30/2006  9/30/2006
------------------------------------------- -------------------- --------------------- ------------------------ --------------------
INTERIM:
IN SCHOOL
  Subsidized Loans       0.000%  0.000%         0          0          0         0          $0.00           $0.00        0.00%  0.00%
  Unsubsidized Loans     0.000%  0.000%         0          0          0         0          $0.00           $0.00        0.00%  0.00%
GRACE
  Subsidized Loans       0.000%  0.000%         0          0          0         0          $0.00           $0.00        0.00%  0.00%
  Unsubsidized Loans     0.000%  0.000%         0          0          0         0          $0.00           $0.00        0.00%  0.00%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INTERIM            0.000%  0.000%         0          0          0         0          $0.00           $0.00        0.00%  0.00%
------------------------------------------------------------------------------------------------------------------------------------

REPAYMENT
ACTIVE
 0-30 Days Delinquent    4.240%  4.570%    47,838     77,707        252       248 $  692,815,981.00 $1,123,511,662.22  68.26% 58.61%
 31-60 Days Delinquent   4.770%  4.940%       945      4,068        260       256 $   13,602,413.32 $   58,403,112.99   1.34%  3.05%
 61-90 Days Delinquent   4.806%  4.988%       139      1,658        239       246 $    1,759,294.07 $   21,524,444.63   0.17%  1.12%
 91-120 Days Delinquent  4.312%  5.008%       208      1,316        250       248 $    2,911,625.53 $   17,906,817.58   0.29%  0.93%
 121-150 Days Delinquent 4.848%  4.776%       158        611        271       243 $    2,963,723.35 $    8,056,097.88   0.29%  0.42%
 151-180 Days Delinquent 4.173%  4.953%        76        542        255       241 $    1,226,114.71 $    6,875,297.12   0.12%  0.36%
 181-210 Days Delinquent 4.382%  4.730%       105        287        257       257 $    1,681,414.37 $    4,224,167.95   0.17%  0.22%
 211-240 Days Delinquent 3.898%  5.138%        73         42        270       229 $    1,180,822.63 $      563,926.77   0.12%  0.03%
 241-270 Days Delinquent 5.714%  3.996%        12         45        192       232 $      116,844.28 $      570,006.16   0.01%  0.03%
 271-300 Days Delinquent 4.466%  4.488%         5         78        135       276 $       15,608.70 $    1,445,333.25   0.00%  0.08%
 >300 Days Delinquent    0.000%  4.547%         0         25          0       271 $            0.00 $      414,167.35   0.00%  0.02%

DEFERMENT
 Subsidized Loans        3.883%  4.391%     6,163     15,212        282       279 $   94,506,815.29 $  217,523,661.91   9.31% 11.35%
 Unsubsidized Loans      3.890%  4.369%     5,709     14,170        304       300 $   99,011,828.19 $  233,885,249.74   9.76% 12.20%

FORBEARANCE
 Subsidized Loans        4.192%  4.640%     2,478      5,798        289       284 $   49,940,009.40 $  105,688,257.68   4.92%  5.51%
 Unsubsidized Loans      4.235%  4.709%     2,488      5,851        305       297 $   52,681,807.40 $  114,579,487.84   5.19%  5.98%

------------------------------------------------------------------------------------------------------------------------------------

TOTAL REPAYMENT          4.180%  4.560%    66,397    127,410        265       263 $1,014,414,302.24 $1,915,171,691.07  99.95% 99.91%
------------------------------------------------------------------------------------------------------------------------------------

  Claims In Process      5.080%  4.705%        31        132        248       259 $      518,776.97 $    1,763,858.44   0.05%  0.09%
  Aged Claims Rejected   0.000%  3.941%         0          4          0       208 $            0.00 $       52,325.73   0.00%  0.00%
------------------------------------------------------------------------------------------------------------------------------------

GRAND TOTAL              4.181%  4.560%    66,428    127,546        265       263 $1,014,933,079.21 $1,916,987,875.24 100.00%100.00%
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
XII. PORTFOLIO CHARACTERISTICS BY SCHOOL AND PROGRAM AS OF 9/30/2006
-----------------------------------------------------------------------------------------------

                                                    NUMBER OF
LOAN TYPE                    WAC          WARM        LOANS     PRINCIPAL AMOUNT        %
-----------------------------------------------------------------------------------------------

  Stafford - Subsidized     0.000%          0              0               $0.00         0.00%
  Stafford - Unsubsidized   0.000%          0              0               $0.00         0.00%
  PLUS Loans                0.000%          0              0               $0.00         0.00%

                                                                                                  ----------------------------------
  SLS Loans                 0.000%          0              0               $0.00         0.00%    XIII. SERVICER TOTALS 9/30/2006
                                                                                                  ----------------------------------
                                                                                                     $1,916,987,875.24  Nelnet, Inc.
  Consolidation Loans       4.560%        263        127,546   $1,916,987,875.24       100.00%    ----------------------------------
-----------------------------------------------------------------------------------------------
  Total                     4.560%        263        127,546   $1,916,987,875.24       100.00%



SCHOOL TYPE
  Consolidation Uncoded*    4.558%        263        127,470   $1,916,134,295.81        99.96%
  Four-Year Institution     7.940%        241              6         $137,309.95         0.01%
  Community/2-Year          7.940%        162              1          $20,910.42         0.00%
  Vocational/Trade          0.000%          0              0               $0.00         0.00%
  Unknown                   7.940%        159             69         $695,359.06         0.04%
----------------------------------------------------------------------------------------------

  Total                     4.560%        263        127,546   $1,916,987,875.24       100.00%

*REFERS TO CONSOLIDATION LOANS FOR WHICH THE SCHOOL TYPE APPLICABLE TO THE
LOANS THE BORROWER CONSOLIDATED IS UNAVAILABLE.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLES AS OF 9/30/2006
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------  ---------------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY GEOGRAPHIC LOCATION*            DISTRIBUTION OF THE STUDENT LOANS BY GUARANTEE AGENCY
-------------------------------------------------------------------  ---------------------------------------------------------------

-------------------------------------------------------------------  ---------------------------------------------------------------
                         Number of     Principal        Percent by     Guarantee     Number of        Principal         Percent by
Location                   Loan         Balance          Principal       Agency         Loans           Balance          Principal
--------                 ----------  ----------------- -----------   ------------  ---------------  -----------------  ------------
Alabama                      1,116    $16,987,020.13      0.89%      ECMC              62,716        $  974,343,465.97     50.83%
Alaska                         345     $4,478,306.36      0.23%      COAC              47,005        $  685,337,508.68     35.75%
American Samoa                  18       $276,258.81      0.01%      NSLP              12,350        $  176,813,668.40      9.22%
Arizona                      2,794    $42,495,373.36      2.22%      RIHEAA             2,543        $   41,972,001.22      2.19%
Arkansas                       487     $7,375,312.34      0.39%      PHEAA              1,965        $   26,188,736.32      1.37%
Armed Forces Europe             35       $414,049.17      0.02%      SHESC                633        $    7,143,061.90      0.37%
Armed Forces Pacific            21       $316,889.30      0.02%      OSFA                 164        $    2,128,418.46      0.11%
British Columbia, Canada         3       $178,410.04      0.01%      USAF                  64        $      836,387.66      0.04%
California                  19,229   $303,004,477.53     15.81%      CSLF                  22        $      636,753.34      0.03%
Canada                           2        $45,389.86      0.00%      CSAC                  33        $      547,112.49      0.03%
Colorado                     3,694    $55,272,707.66      2.88%      ASA                   14        $      481,240.64      0.03%
Connecticut                  1,493    $23,615,372.95      1.23%      GHEAC                 23        $      282,642.81      0.02%
Delaware                       162     $2,825,443.33      0.15%      ICSAC                  3        $      141,030.56      0.01%
District Of Columbia           308     $5,480,763.97      0.29%      FAME                   7        $       98,527.84      0.01%
Florida                      9,210   $142,016,135.89      7.41%      TGSLC                  3        $       20,398.37      0.00%
Foreign Country                 20       $272,993.48      0.01%      MGA                    1        $       16,920.58      0.00%
Georgia                      3,559    $55,141,651.62      2.88%                       --------    --------------------  -----------
Guam                           107     $1,303,455.90      0.07%      Total            127,546        $1,916,987,875.24    100.00%
Hawaii                         698     $9,176,489.67      0.48%      --------------------------------------------------------------
Idaho                          523     $7,514,503.02      0.39%
Illinois                     4,326    $67,635,017.75      3.53%
Indiana                      3,857    $50,895,369.58      2.66%      ---------------------------------------------------------------
Iowa                         1,030    $14,079,167.68      0.73%            DISTRIBUTION OF THE STUDENT LOANS BY # OF MONTHS
Kansas                       1,182    $18,800,936.03      0.98%                   REMAINING UNTIL SCHEDULED MATURITY
Kentucky                     1,376    $18,547,275.34      0.97%      ---------------------------------------------------------------
Louisiana                    1,149    $18,539,818.95      0.97%       Number of      Number of       Principal       Percent by
Maine                        1,842    $24,207,922.93      1.26%         Months         Loans           Balance       Principal
Manitoba                         3       $150,084.93      0.01%       ---------     -----------      -----------     ----------
Maryland                     1,326    $23,078,900.77      1.20%        0 to  23            11         $20,361.65        0.00%
Massachusetts                2,569    $38,661,109.79      2.02%       24 to  35            11         $39,679.68        0.00%
Michigan                     5,405    $84,119,890.72      4.39%       36 to  47            16         $79,512.80        0.00%
Minnesota                    1,748    $24,194,289.03      1.26%       48 to  59            24        $154,236.99        0.01%
Mississippi                    353     $6,065,270.71      0.32%       60 to  71            32        $215,403.43        0.01%
Missouri                     2,184    $38,746,574.34      2.02%       72 to  83            39        $278,241.73        0.02%
Montana                        195     $3,079,547.79      0.16%       84 to  95            76        $448,387.90        0.02%
Nebraska                     4,803    $63,180,917.17      3.30%       96 to 107           261      $1,250,753.81        0.07%
Nevada                         975    $16,941,315.95      0.88%      108 to 119         1,411      $5,841,937.96        0.31%
New Hampshire                  466     $7,269,592.34      0.38%      120 to 131         1,865      $9,192,963.02        0.48%
New Jersey                   2,172    $32,878,192.34      1.72%      132 to 143         8,258     $45,425,647.89        2.37%
New Mexico                     524     $8,283,338.04      0.43%      144 to 155         2,971     $18,668,904.73        0.97%
New York                    12,800   $184,919,068.13      9.65%      156 to 167         6,746     $55,208,608.68        2.88%
North Carolina               1,410    $22,609,033.81      1.18%      168 to 179        27,101    $235,364,656.39       12.28%
North Dakota                   176     $2,317,256.73      0.12%      180 to 191         7,598     $63,742,663.93        3.33%
Northern Mariana Islands         1        $60,208.88      0.00%      192 to 203         3,141     $26,443,990.87        1.38%
Ohio                         5,284    $77,469,134.34      4.04%      204 to 215         2,756     $29,333,557.95        1.53%
Oklahoma                     2,323    $30,265,682.78      1.58%      216 to 227         6,221     $84,666,835.39        4.42%
Ontario, Canada                  4        $61,923.23      0.00%      228 to 239        22,445    $338,107,392.24       17.64%
Oregon                       1,499    $22,622,413.41      1.18%      240 to 251         7,469    $107,398,242.31        5.60%
Pennsylvania                 4,506    $68,381,469.42      3.57%      252 to 263         2,472     $33,805,750.11        1.76%
Puerto Rico                    252     $3,767,515.40      0.20%      264 to 275         1,775     $30,365,343.28        1.58%
Rhode Island                   879    $12,303,702.48      0.64%      276 to 287         2,413     $52,964,316.07        2.76%
South Carolina                 615    $10,264,948.71      0.54%      288 to 299         7,166    $179,726,047.39        9.38%
South Dakota                   187     $3,107,107.09      0.16%      300 to 311         3,410     $80,082,771.02        4.18%
Tennessee                      948    $15,475,150.18      0.81%      312 to 323           920     $20,855,464.17        1.09%
Texas                        8,526   $124,005,220.47      6.47%      324 to 335           783     $25,765,891.77        1.34%
Unknown                         87     $1,651,082.69      0.09%      336 to 347         1,325     $52,664,340.20        2.75%
Utah                           775    $11,357,967.58      0.59%      348 to 360         4,617    $220,830,850.86       11.52%
Vermont                        123     $2,171,897.98      0.11%      361 or Greater     4,213    $198,045,121.02       10.33%
Virgin Islands                  38       $704,887.99      0.04%                       -------  -----------------  ----------------
Virginia                     1,867    $30,064,135.57      1.57%      Total            127,546  $1,916,987,875.24      100.00%
Washington                   2,246    $30,732,004.20      1.60%      ---------------------------------------------------------------
West Virginia                  282     $5,111,907.12      0.27%
Wisconsin                    1,271    $17,945,586.96      0.94%       --------------------------------------------------------------
Wyoming                        138     $2,073,033.52      0.11%       DISTRIBUTION OF THE STUDENT LOANS BY BORROWER PAYMENT STATUS
                           ------- ----------------- --------------   --------------------------------------------------------------
Total                      127,546 $1,916,987,875.24    100.00%                            Number of     Principal    Percent by
                        --------------------------------------------  Payment Status         Loans        Balance       Principal
*BASED ON BILLING ADDRESSES OF BORROWERS SHOWN ON SERVICER'S RECORDS                      -----------   ----------- ----------------
--------------------------------------------------------------------  Repayment:
                                                                         Year 1              98,376  $1,444,758,054.18     75.37%
                                                                         Year 2              22,381    $341,438,286.82     17.81%
                                                                         Year 3               5,191    $106,270,907.16      5.54%
                                                                         Year 4 or Greater    1,598     $24,520,627.08      1.28%
                                                                                            ----------------------------------------
                                                                      Total                 127,546  $1,916,987,875.24    100.00%

                                                                      --------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLES AS OF 9/30/2006    (CONTINUED FROM PREVIOUS PAGE)
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------   -----------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY RANGE OF PRINCIPAL BALANCE            DISTRIBUTION OF THE STUDENT LOANS BY INTEREST RATE
----------------------------------------------------------------------   -----------------------------------------------------------
                            Number of   Principal       Percent by         Interest        Number of       Principal     Percent by
Principal balance             Loans      Balance         Principal           Rate            Loans          Balance      Principal
-----------------          ---------- --------------    ------------     -------------     ---------    --------------   ----------
  $499.99 Or Less              863      $243,805.48          0.01%         2.00% to 2.49%          6         $64,472.85      0.00%
  $500.00 to   $999.99       1,344    $1,021,939.10          0.05%         2.50% to 2.99%     10,363    $166,788,346.16      8.70%
 $1,000.00 to  $1,999.99     3,392    $5,177,999.06          0.27%         3.00% to 3.49%     15,420    $252,993,523.22     13.20%
 $2,000.00 to  $2,999.99     4,957   $12,580,151.34          0.66%         3.50% to 3.99%     12,308    $215,829,024.90     11.26%
 $3,000.00 to  $3,999.99     5,382   $18,997,858.65          0.99%         4.00% to 4.49%     10,138    $171,718,487.52      8.96%
 $4,000.00 to  $5,999.99    13,936   $69,941,487.82          3.65%         4.50% to 4.99%     33,371    $450,725,709.34     23.51%
 $6,000.00 to  $7,999.99    13,005   $91,003,734.44          4.75%         5.00% to 5.49%     27,307    $339,580,336.30     17.71%
 $8,000.00 to  $9,999.99    13,873  $123,811,152.12          6.46%         5.50% to 5.99%      6,499    $105,685,672.87      5.51%
$10,000.00 to $14,999.99    25,202  $309,755,451.19         16.16%         6.00% to 6.49%      8,714    $143,722,773.70      7.50%
$15,000.00 to $19,999.99    17,159  $295,830,998.55         15.43%         6.50% to 6.99%      1,127     $24,219,372.54      1.26%
$20,000.00 to $24,999.99    10,314  $230,072,275.32         12.00%         7.00% to 7.49%        601     $12,567,230.92      0.66%
$25,000.00 to $29,999.99     5,436  $147,879,798.34          7.71%         7.50% to 7.99%        710     $14,068,174.05      0.73%
$30,000.00 to $34,999.99     3,709  $120,019,806.76          6.26%         8.00% to 8.49%        844     $16,869,941.61      0.88%
$35,000.00 to $39,999.99     2,411   $90,054,989.72          4.70%         8.50% to 8.99%          -              $0.00      0.00%
$40,000.00 to $44,999.99     1,721   $72,830,703.36          3.80%         9.00% or greater      138      $2,154,809.26      0.11%
$45,000.00 to $49,999.99     1,123   $53,214,489.57          2.78%                           ------- ------------------  ----------
$50,000.00 to $54,999.99       804   $42,001,842.28          2.19%                Total      127,546  $1,916,987,875.24    100.00%
$55,000.00 to $59,999.99       603   $34,628,052.82          1.81%
$60,000.00 to $64,999.99       450   $28,018,919.90          1.46%        ----------------------------------------------------------
$65,000.00 to $69,999.99       396   $26,648,968.45          1.39%
$70,000.00 to $74,999.99       270   $19,531,973.60          1.02%
$75,000.00 to $79,999.99       186   $14,404,750.95          0.75%        ----------------------------------------------------------
$80,000.00 to $84,999.99       171   $14,105,630.18          0.74%                DISTRIBUTION OF THE STUDENT LOANS BY
$85,000.00 to $89,999.99       128   $11,192,388.41          0.58%                        SAP INTEREST RATE INDEX
$90,000.00 and Greater         711   $84,018,707.83          4.38%         --------------------------------------------------------
                      --------------------------------------------         SAP Interest       Number of    Principal    Percent by
Total                      127,546 $1,916,987,875.24       100.00%         Rate                 Loans       Balance      Principal
                                                                           ------------      ----------   -----------   -----------
                                                                           90 Day CP Index     127,047 $1,910,065,712.02    99.64%
----------------------------------------------------------------------     91 Day T-Bill Index     499     $6,922,163.22     0.36%
DISTRIBUTION OF THE STUDENT LOANS BY NUMBER OF DAYS DELINQUENT                                -------- -----------------  ---------
----------------------------------------------------------------------     Total               127,546 $1,916,987,875.24   100.00%
                          Number of     Principal         Percent by       --------------------------------------------------------
Days Delinquent            Loans         Balance           Principal
---------------       --------------- --------------   ---------------     ---------------------------------------------------------
                                                                           DISTRIBUTION OF THE STUDENT LOANS BY DATE OF DISBURSEMENT
  0 to  30                 118,707  $1,794,704,318.71       93.62%         ---------------------------------------------------------
 31 to  60                   4,103     $59,111,073.29        3.08%          Disbursement        Number of      Principal  Percent by
 61 to  90                   1,680     $21,869,622.73        1.14%              Date              Loans         Balance    Principal
 91 to 120                   1,292     $17,533,784.22        0.92%         ---------------     -----------    ----------  ----------
121 and Greater              1,764     $23,769,076.29        1.24%         Post-October 1, 1993  127,517 $1,916,586,356.02   99.98%
                      ------------ ------------------  -------------       Pre-October, 1993          29       $401,519.22    0.02%
Total                      127,546  $1,916,987,875.24      100.00%                               -------  ----------------  --------
---------------------------------- ------------------  -------------       Total                 127,546 $1,916,987,875.24  100.00%
                                                                           ---------------------------------------------------------

--------------------------------------------------------------------------------
XV.  TRIGGER INFORMATION
--------------------------------------------------------------------------------

    A.     CLASS B PRINCIPAL DISTRIBUTION
           IF, ON AND AFTER THE STEPDOWN DATE AND PROVIDED NO
           TRIGGER EVENT IS IN EFFECT ON SUCH QUARTERLY
           DISTRIBUTION DATE, THEN A PRINCIPAL DISTRIBUTION
           AMOUNT CAN BE ALLOCATED TO THE CLASS B NOTEHOLDERS.

           STEPDOWN DATE - THE EARLIER TO OCCUR OF:
           ----------------------------------------
           1.  The Quarterly Distribution Date in January of 2012.
               AND
           2. The first date on which all the Class A Notes are no longer Outstanding.

        i. HAS THE STEPDOWN DATE OCCURRED?                                NO
             - AND -
           TRIGGER EVENT
           1.   Are the Class A Notes Outstanding?
               (If Yes, then continue)                             Yes

           2.   Does the Outstanding Amount of the Notes, less
                any amounts on deposit in any Accumulation
                Account (other than investment earnings), and
                after giving effect to distributions to be made
                on this Quarterly Distribution Date, exceed the
                Pool Balance plus amounts on deposit in the
                Reserve Fund at the end of the Collection
                Period?
                OR                                                 Yes

           3.   Have the Financed Eligible Loans not been sold
                pursuant to the Optional Purchase or Mandatory
                Auction provisions of the Indenture?               N/A

                 (The Optional Purchase and/or Mandatory Auction of Financed Eligible Loans can occur on the earlier of the January 2023 Quarterly Distribution Date and the date that is the 10th Business Day preceding the Quarterly Distribution Date next succeeding the date on which the then outstanding Pool Balance is 10% or less of the Initial Pool Balance.)

       ii. IS THE TRIGGER EVENT IN EFFECT?                                YES
      iii. CAN A PRINCIPAL DISTRIBUTION AMOUNT BE ALLOCATED
           TO THE CLASS B NOTEHOLDERS?                                     NO

    B.     CLASS B PERCENTAGE
           1.   Prior to the Stepdown Date or on any Quarterly
                Distribution Date on which a Trigger Event is in effect, the Class B Percentage will be equal to zero; OR

           2.   On and after the Stepdown Date and provided that
                no Trigger Event is in effect, the Class B
                Percentage will be equal to a fraction expressed
                as a percentage, the numerator of which is the
                aggregate Outstanding Amount of the Class B Notes
                and the denominator of which is the aggregate
                Outstanding Amount of all Notes, less any amounts
                on deposit in any Accumulation Account (other
                than investment earnings).
        i. CLASS B PERCENTAGE FOR THIS QUARTERLY DISTRIBUTION DATE:     0.00%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
XVI. INTEREST RATES FOR NEXT DISTRIBUTION DATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CLASS OF NOTES        CUSIP           ISIN           SPREAD       COUPON RATE
--------------------------------------------------------------------------------
      A-1 Notes       640315 AA 5  US 640315 AA 50      -0.03%        5.34688%
      A-2 Notes       640315 AB 3  US 640315 AB 34      -0.01%        5.36688%
      A-3 Notes       640315 AC 1  US 640315 AC 17       0.04%        5.41688%
      A-4 Notes       640315 AD 9  US 640315 AD 99       0.08%        5.45688%
      A-5 Notes       640315 AE 7  US 640315 AE 72       0.10%        5.47688%
      A-6 Notes       640315 AF 4  US 640315 AF 48       0.12%        5.49688%
      A-7 Notes*          N/A      XS 025456 22 09       0.10%        3.626%
       B Notes        640315 AH 0  US 640315 AH 04       0.20%        5.57688%
--------------------------------------------------------------------------------

LIBOR RATE FOR ACCRUAL PERIOD              5.37688%
EURIBOR RATE FOR ACCRUAL PERIOD              3.526%
FIRST DATE IN ACCRUAL PERIOD             10/25/2006
LAST DATE IN ACCRUAL PERIOD               1/24/2007
DAYS IN ACCRUAL PERIOD                           92

*THE CLASS A-7 NOTES ARE EURO-DENOMINATED RESET RATE NOTES BASED
ON EURIBOR
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
XVII.  ITEMS TO NOTE
--------------------------------------------------------------------------------

VI - Payment History and CPRs:
     Due to the addition of new loans during the Prefunding Period, fluctuations occur in the static pool balances used in the CPR calculation. Additionally, transactions related to new loans are not captured until the month following such purchase. As a result, we use assumptions to arrive at an estimated CPR calculation.

Pursuant to Section 4.19 of the Indenture of Trust, the Master Servicer will contribute $397,971.77 to the trust, representing the cost of borrower incentive programs incurred during the Collection Period.

The Principal Shortfall as of this 10/25/2006 Quarterly Distribution Date is $30,709,614.37.

--------------------------------------------------------------------------------